Cover	May 30, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 30, 2025
Entity File Number	001-42674
Entity Registrant Name	Jena Acquisition Corporation II
Entity Central Index Key	0002060337
Entity Tax Identification Number	98-1842831
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1701 Village Center Circle
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89134
City Area Code	702
Local Phone Number	323-7330
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one right
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one right
Trading Symbol	JENA.U
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	JENA
Security Exchange Name	NYSE
Rights, each right entitling the holder to receive one-twentieth (1/20) of one Class A ordinary share
Title of 12(b) Security	Rights, each right entitling the holder to receive one-twentieth (1/20) of one Class A ordinary share
Trading Symbol	JENA.R
Security Exchange Name	NYSE